Schedule of investments
Delaware Tax-Free Arizona Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.62%
Corporate Revenue Bonds — 5.50%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 6.00% 7/1/51 #	550,000	$ 568,799
Series A 144A 7.75% 7/1/50 #	285,000	325,444
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,300,000	1,309,542
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,259,600
		4,463,385
Education Revenue Bonds — 22.65%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,054,750
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	359,044
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	269,437
144A 6.00% 7/1/47 #	400,000	426,284

(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 144A 5.00% 7/15/49 #	375,000	379,024
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	517,135
(Equitable School Revolving Fund) Series A 4.00% 11/1/49	1,600,000	1,553,648
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	716,000
Series A 2.375% 7/1/52	1,000,000	691,670

(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,980,000	1,699,533
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	385,504
(Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects) Series A 144A 5.75% 7/15/48 #	250,000	265,962
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,001,770
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	$ 252,810
(Creighton University Project) 4.00% 7/1/50	1,000,000	994,730
(Great Hearts Arizona Projects) Series A 5.00% 7/1/52	725,000	766,651
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,960,940
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	810,850
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	500,000	546,310
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,253,138
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	500,105
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,019,930
Pima County Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	500,000	473,625
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	484,391
		18,383,241
Electric Revenue Bonds — 7.63%
Guam Power Authority Revenue
Series A 5.00% 10/1/41	565,000	607,053
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	418,500
Series A 5.05% 7/1/42 ‡	55,000	51,150
Series AAA 5.25% 7/1/25 ‡	35,000	32,725
Series WW 5.00% 7/1/28 ‡	550,000	511,500
Series WW 5.50% 7/1/38 ‡	710,000	666,512
Series XX 4.75% 7/1/26 ‡	35,000	32,419
Series XX 5.25% 7/1/40 ‡	355,000	331,925
Series XX 5.75% 7/1/36 ‡	125,000	117,812
Series ZZ 4.75% 7/1/27 ‡	30,000	27,788
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	45,000	$ 42,075
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	2,226,000
Series A 5.00% 1/1/47	1,000,000	1,127,870
		6,193,329
Healthcare Revenue Bonds — 20.69%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,029,080
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	100,660
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	150,000	99,871
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	36,628
Series B 5.125% 1/1/54	65,000	43,225

(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	305,245
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	2,040,000	2,045,080
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	223,965
5.25% 11/15/46	415,000	322,518

(Royal Oaks Inspirita Pointe Project) Series A 5.00% 5/15/56	1,000,000	1,006,390
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	1,062,360
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	189,170
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	255,340
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	$ 1,007,880
Series A 4.00% 1/1/44	1,665,000	1,675,473
Series D 4.00% 1/1/48	650,000	651,060
Maricopa County Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	500,000	396,105
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	317,690
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	400,000	400,952
5.00% 7/1/30	550,000	624,811
Tempe Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	793,920
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,518,495
Series A 5.25% 8/1/33	2,000,000	2,075,680
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	304,540
Series A 5.25% 8/1/32	300,000	311,253
		16,797,391
Lease Revenue Bonds — 2.11%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,960
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	351,088
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	355,000	$ 355,781
		1,709,829
Local General Obligation Bonds — 3.06%
Maricopa County High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	1,055,300
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	635,975
Maricopa County Unified School District No. 95 Queen Creek
(School Improvement) 4.00% 7/1/35	500,000	527,220
Pinal County Community College District
4.00% 7/1/31	250,000	263,293
		2,481,788
Pre-Refunded Bond — 1.27%
University of Arizona Board of Regents
Series A 5.00% 6/1/38-23 §	1,000,000	1,034,030
		1,034,030
Special Tax Revenue Bonds — 18.93%
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	774,520
4.00% 7/1/52	1,035,000	1,069,114
GDB Debt Recovery Authority
7.50% 8/20/40	2,231,650	1,991,747
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	580,346
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,077,810
Maricopa County Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	1,250,000	1,273,537
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/32	300,000	$ 311,235
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.039% 7/1/51 ^	5,239,000	1,157,557
Series A-1 5.283% 7/1/46 ^	1,640,000	499,003
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,500,158
Series A-1 5.00% 7/1/58	750,000	764,408
Series A-2 4.329% 7/1/40	2,825,000	2,828,503
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	533,820
		15,361,758
State General Obligation Bonds — 2.49%
Commonwealth of Puerto Rico
(Restructured)
2.807% 11/1/43	2,291,295	1,188,609
Series A-1 4.00% 7/1/33	154,288	151,303
Series A-1 4.00% 7/1/35	138,685	134,146
Series A-1 4.00% 7/1/37	119,028	115,130
Series A-1 4.00% 7/1/41	161,834	153,729
Series A-1 4.00% 7/1/46	168,305	157,461
Series A-1 4.36% 7/1/33 ^	198,557	117,844
		2,018,222
Transportation Revenue Bonds — 7.44%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	547,530
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	4,000,000	4,049,680
Series B 5.00% 7/1/44 (AMT)	400,000	432,972
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	497,915
5.00% 7/1/32 (AMT)	500,000	512,360
		6,040,457
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 5.85%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	$ 1,067,110
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	654,420
Goodyear, Arizona Water & Sewer Revenue
4.00% 7/1/45 (AGM)	1,000,000	1,030,790
Mesa Utility System Revenue
4.00% 7/1/31	850,000	894,183
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	500,000	554,290
5.00% 7/1/31	500,000	550,385
		4,751,178
Total Municipal Bonds (cost $81,012,260)		79,234,608

Short-Term Investments — 3.14%
Variable Rate Demand Notes — 3.14%¤
Arizona Health Facilities Authority Revenue
(Banner Health) Series C 0.62% 1/1/46 (LOC - Bank Of America, N.A.)	2,200,000	2,200,000
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.55% 11/15/52 (SPA - Northern Trust Company)	350,000	350,000
Total Short-Term Investments (cost $2,550,000)		2,550,000
Total Value of Securities—100.76% (cost $83,562,260)		81,784,608

Liabilities Net of Receivables and Other Assets—(0.76)%		(614,039)
Net Assets Applicable to 7,508,395 Shares Outstanding—100.00%		$81,170,569
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $7,013,331, which represents 8.64% of the Fund's net assets.
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2022.
Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
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